Off Balance Sheet Transactions	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Off Balance Sheet Transactions
48.	OFF BALANCE SHEET TRANSACTIONS
In addition to note 10, the Bank maintains different off balance sheet transactions, pursuant to the BCRA standards. Below are the amounts of the main off Balance sheet transactions as of December 31, 2019 and 2018:

Item	12/31/2019	12/31/2018
Custody of government and private securities and other assets held by third parties	81,402,991	123,144,365
Preferred and other collaterals received from customers (1)	55,540,563	70,061,801
Outstanding checks not yet paid	8,021,022	5,158,588
Checks already deposited and pending clearance	3,017,045	2,585,722
Written-off credits	3,031,951	4,250,248
(1) Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force in this matter.